Post-employment benefits - Sensitivity of key assumptions (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Discount rate (1% movement) [Member]
Sensitivity analysis for actuarial assumptions [Line items]
Increase	€ (323)	€ (544)
Decrease	394	645
Inflation rate (1% movement) [Member]
Sensitivity analysis for actuarial assumptions [Line items]
Increase	85	139
Decrease	(86)	(126)
Salary increase (1% movement) [Member]
Sensitivity analysis for actuarial assumptions [Line items]
Increase	20	27
Decrease	(19)	(23)
Longevity (1% movement) [Member]
Sensitivity analysis for actuarial assumptions [Line items]
Increase	€ 72	€ 143